Consolidated Balance Sheets (Parenthetical) - USD ($) shares in Thousands, $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Statement of Financial Position [Abstract]
Allowance for Doubtful Accounts Receivable, Current	$ 2	$ 2
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	500,000	500,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares Outstanding	0	0
Common Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01
Common Stock, Shares Authorized	2,500,000	2,500,000
Common Stock, Shares, Issued	628,000	628,000
Common Stock, Shares, Outstanding	594,000	594,000
Treasury Stock, Shares	34,000	34,000